Lincoln Life Variable Annuity Account Q Group Variable Annuity Contracts


Home office:
Lincoln National Life Insurance Co.
1300 South Clinton Street
Fort Wayne, Indiana 46802

www.LincolnRetirement.com


Servicing Office:
Lincoln National Insurance Co.
P.O. Box 99740
Portland, Maine 04104


This Prospectus describes the group variable annuity contracts and individual certificates that are issued by Lincoln National Life Insurance Company (Lincoln Life). They are for use with certain qualified retirement plans. Generally, neither the contractowner nor the individual participant pays federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate account value and, as permitted by the plan, to provide retirement income that a participant cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If a participant dies before the annuity commencement date, we pay the beneficiary or the plan a death benefit.


Participants choose whether account value accumulates on a variable or a fixed (guaranteed) basis or both. If participants allocate contributions to the fixed account, we guarantee principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract.

Allocated and unallocated contracts are available. In an allocated contract, we maintain an account value on behalf of each individual participant, and the employer if requested; each participant receives a certificate. Under an unallocated contract, the employer or an administrator performs participant accounting. Allocated and unallocated contracts have different features.

All contributions for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account Q (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If a participant puts all or some contributions into one or more of the contract's subaccounts, the participant takes all the investment risk on the account value and the retirement income. If the selected subaccounts make money, account value goes up; if they do not, it goes down. How much it goes up or down depends on the performance of the selected subaccounts. We do not guarantee how any of the funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees investment in the contract.

The available subaccounts, and the funds, in which they invest are listed below. The contractowner decides which of these subaccounts are available under the contract for participant allocations. For more information about the investment objectives, policies and risks of the funds, please refer to the Prospectus for the funds.

Alliance Variable Products Series Fund (AVP)(Class B):
  Growth Portfolio
  Technology Portfolio
American Funds Insurance Series (AFIS)(Class 2)
  Growth Fund
  International Fund
Baron Capital Asset Fund Trust (Insurance Class)

Delaware VIP Trust:


  Delaware VIP Global Bond Series (Standard Class)




  Delaware VIP Large Cap Value Series (formerly DGPF Growth & Income Series)
   (Standard Class)


  Delaware VIP REIT Series (Standard Class)


  Delaware Small Cap Value Series (Service Class)


  Delaware VIP Trend Series (Standard Class)



Fidelity(R) Variable Insurance Products:

  VIP Contrafund(R) Portfolio (Service Class)

  VIP Growth Portfolio (Service Class)


Janus Aspen Series, Worldwide Growth Fund (Institutional Shares)
Lincoln National Aggressive Growth Fund, Inc.
Lincoln National Bond Fund, Inc.
Lincoln National Capital Appreciation Fund, Inc.
Lincoln National Equity-Income Fund, Inc.
Lincoln National Global Asset Allocation Fund, Inc.
Lincoln National Growth and Income Fund, Inc.
Lincoln National International Fund, Inc.
Lincoln National Managed Fund, Inc.
Lincoln National Money Market Fund, Inc.
Lincoln National Social Awareness Fund, Inc.
Lincoln National Special Opportunities Fund, Inc.

MFS(R) Variable Insurance Trust/SM/:


  MFS(R) Utilities Series (Initial Class)

Neuberger Berman Advisors Management Trust (AMT):
  Partners Portfolio
  Mid-Cap Growth Portfolio


Putnam Variable Trust
  Health Sciences Fund (Class IB)

Scudder VIT Funds (formerly Deutsche Asset Management VIT Funds):


  Equity 500 Index


  Small Cap Index


This Prospectus gives you information about the contracts that contractowners and participants should know before investing. Please review the prospectuses for the funds that are attached, and keep the prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


A Statement of Additional Information (SAI), dated the same date as this Prospectus, has more information about the contracts. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine, 04104, or call 1-800-341-0441. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.



May 1, 2002

Table of contents


                    Item                                Page
                    ----------------------------------------
                    Special terms                        2
                    ----------------------------------------
                    Expense tables                       3
                    ----------------------------------------
                    Summary                              7
                    ----------------------------------------
                    Condensed financial information      8
                    ----------------------------------------
                    Investment results                   11
                    ----------------------------------------
                    Financial statements                 11
                    ----------------------------------------
                    Lincoln National Life Insurance Co.  11
                    ----------------------------------------
                    Fixed side of the contract           11
                    ----------------------------------------
                    Variable annuity account (VAA)       11
                    ----------------------------------------
                    Investments of the VAA               12
                    ----------------------------------------
                    Charges and other deductions         15
                    ----------------------------------------


For a free copy of the SAI please see page one of this booklet.




                   Item                                  Page
                   ------------------------------------------
                   The contracts                          17
                   ------------------------------------------
                   Annuity payouts                        22
                   ------------------------------------------
                   Federal tax matters                    24
                   ------------------------------------------
                   Voting rights                          26
                   ------------------------------------------
                   Distribution of the contracts          27
                   ------------------------------------------
                   Return privilege                       27
                   ------------------------------------------
                   State regulation                       27
                   ------------------------------------------
                   Restrictions under the Texas Optional
                   Retirement Program                     27
                   ------------------------------------------
                   Records and reports                    27
                   ------------------------------------------
                   Other information                      27
                   ------------------------------------------
                   Statement of additional information
                   table of contents for VAA              29
                   ------------------------------------------


Special terms

(We have italicized the special terms that have special meaning throughout this Prospectus)

Account or variable annuity account (VAA)--The segregated investment account, Account Q, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Account value--At a given time before the annuity commencement date, the value of all accumulation units for a contract plus the value of the fixed side of the contract.

Accumulation unit--A measure used to calculate account value for the variable side of the contract.

Annuitant--The person on whose life the annuity benefit payments made after the annuity commencement date are based.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under an annuity payout option.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person or entity designated by a non-ERISA 403(b) plan participant or an annuitant to receive any death benefit payable on the death of the participant or annuitant.

Contractowner (you, your, owner)--The party named on the group annuity contract (for example, an employer, or retirement plan trust, an association, or other entity allowed by law).

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--An amount payable to a designated beneficiary if a participant under a 403(b) plan not subject to ERISA dies before his or her annuity commencement date.

Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Net Contributions--The sum of all contributions credited to the participant's account value less any amounts paid when a withdrawal occurs and less any outstanding loan balance.

Participant--A person defined as a participant in the plan, who has enrolled under a contract and, under an allocated group contract, on whose behalf Lincoln Life maintains an account value.

Participant Year--A 12 month period starting with the date that we receive the first contribution on behalf of a participant and on each anniversary after that.

Plan--The retirement program that an Employer offers to its employees for which a contract is used to accumulate funds.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a particular fund or series available under the contracts. There is a separate subaccount which corresponds to each fund or series.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (normally, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of Contractowner or Participant expenses:

     The maximum surrender charge (contingent deferred sales charge) (as a percentage of account value withdrawn): 6%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge percentage with respect to that surrender or withdrawal.

Annual Contract Fee:
Per participant/contractowner (allocated contract): $25
We may reduce or waive these charges in certain situations. See "Charges and other deductions."

VAA annual expenses for Account Q subaccounts:
(as a percentage of average account value):

             "Standard" Mortality and expense risk charge    1.00%
             "Breakpoint" Mortality and expense risk charge*  .75%

*Only certain contracts or plans are eligible for a breakpoint charge. See "Charges and other deductions."


Annual expenses of the funds for the year ended December 31, 2001

(as a percentage of each fund's average net assets):


                                                                    Management     12b-1     Other        Total
Subaccounts shown, see "Description of Funds" for underlying funds. Fees       +    Fees +   expenses =   expenses
------------------------------------------------------------------------------------------------------------------
    AFIS Growth (Class 2)                                              0.37%       0.25%       0.01%        0.63%
------------------------------------------------------------------------------------------------------------------
    AFIS International (Class 2)                                       0.55        0.25        0.06         0.86
------------------------------------------------------------------------------------------------------------------
    Aggressive Growth                                                  0.72        0.00        0.09         0.81
------------------------------------------------------------------------------------------------------------------
    AMT Mid-Cap Growth                                                 0.84        0.00        0.07         0.91
------------------------------------------------------------------------------------------------------------------
    AMT Partners                                                       0.82        0.00        0.05         0.87
------------------------------------------------------------------------------------------------------------------
    Aspen Worldwide Growth (Institutional Shares)                      0.65        0.00        0.04         0.69
------------------------------------------------------------------------------------------------------------------
    AVP Growth (Class B)                                               0.75        0.25        0.11         1.11
------------------------------------------------------------------------------------------------------------------
    AVP Technology (Class B)                                           1.00        0.25        0.08         1.33
------------------------------------------------------------------------------------------------------------------
    Bond                                                               0.42        0.00        0.11         0.53
------------------------------------------------------------------------------------------------------------------
    Capital Appreciation                                               0.72        0.00        0.06         0.78
------------------------------------------------------------------------------------------------------------------
    Capital Asset (Insurance class)/1*/                                1.00        0.25        0.25         1.50
------------------------------------------------------------------------------------------------------------------
    DGPF Global Bond/2/ (Standard class)+                              0.64        0.00        0.36         1.00
------------------------------------------------------------------------------------------------------------------
    DGPF Growth & Income/3/ (now Delaware VIP Large Cap Value)
    (Standard class)+                                                  0.60        0.00        0.08         0.68
------------------------------------------------------------------------------------------------------------------
    DGPF Real Estate (REIT)/4/ (Standard class)+                       0.75        0.00        0.14         0.89
------------------------------------------------------------------------------------------------------------------
    DGPF SmallCap Value/5/ (Service Class)+                            0.75        0.15        0.11         1.01
------------------------------------------------------------------------------------------------------------------
    DGPF Trend/6/ (Standard class)+                                    0.74        0.00        0.16         0.90
------------------------------------------------------------------------------------------------------------------
    Equity 500 Index/7/*                                               0.20        0.00        0.10         0.30
------------------------------------------------------------------------------------------------------------------
    Equity-Income                                                      0.73        0.00        0.07         0.80
------------------------------------------------------------------------------------------------------------------
    Global Asset Allocation                                            0.73        0.00        0.23         0.96
------------------------------------------------------------------------------------------------------------------
    Growth and Income                                                  0.32        0.00        0.04         0.36
------------------------------------------------------------------------------------------------------------------
    Health Sciences (Class IB)                                         0.70        0.25        0.09         1.04
------------------------------------------------------------------------------------------------------------------
    International                                                      0.84        0.00        0.15         0.99
------------------------------------------------------------------------------------------------------------------
    Managed                                                            0.38        0.00        0.09         0.47
------------------------------------------------------------------------------------------------------------------
    Money Market                                                       0.45        0.00        0.09         0.54
------------------------------------------------------------------------------------------------------------------
    Small Cap Index/7/*                                                0.35        0.00        0.10         0.45
------------------------------------------------------------------------------------------------------------------
    Social Awareness                                                   0.34        0.00        0.06         0.40
------------------------------------------------------------------------------------------------------------------
    Special Opportunities                                              0.41        0.00        0.07         0.48
------------------------------------------------------------------------------------------------------------------
    Utilities (Initial Class)/9/                                       0.75        0.00        0.18         0.93
------------------------------------------------------------------------------------------------------------------
    VIP II Contrafund/8/ (Service Class)                               0.58        0.10        0.10         0.78
------------------------------------------------------------------------------------------------------------------
    VIP Growth (Service Class)/8/                                      0.58        0.10        0.10         0.78
------------------------------------------------------------------------------------------------------------------




*After waivers and/or reimbursements.



+The total expenses have been restated to reflect the waiver and/or reimbursement dated May 1, 2002 through April 30, 2003.

Voluntary fee reimbursements:
The following funds voluntarily waive expenses to the extent necessary to not exceed a maximum total expense ratio.


3 The investment advisor for the Delaware VIP Large Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.



7 Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund and 0.35% of the average daily net assets of the Small Cap Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund and 0.45% for the Small Cap Index Fund. Without the reimbursement to the funds for the year ended December 31, 2001, total expenses would have been 0.31% for the Equity 500 Index Fund and 0.63% for the Small Cap Fund. These reimbursements will be terminated no earlier than December 31, 2002.



8 Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.


Contractual fee reimbursements:
The following funds contractually waive the management fee to the extent necessary to not exceed a maximum total expense ratio.


1 The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2001 through December 31, 2001 would have been 1.59%.



2 The investment advisor for the Delaware VIP Global Bond Series is Delaware International Advisers Ltd. ("DIAL"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.11% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DIAL has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
   0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.





4 The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



5 The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.01% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).



6 The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.90% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



9 The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower and would equal 0.92% for Utilities Series.

EXAMPLES
(expenses of the subaccounts and the funds):

If you make a full withdrawal at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


Subaccounts shown, see        1 year              3 years             5 years            10 years
"Description of Funds"  ------------------- ------------------- ------------------- -------------------
for underlying funds.   Standard Breakpoint Standard Breakpoint Standard Breakpoint Standard Breakpoint
-------------------------------------------------------------------------------------------------------
AFIS Growth               $79       $76       $118      $110      $148      $135      $194      $166
-------------------------------------------------------------------------------------------------------
AFIS International         81        78        124       117       159       147       218       191
-------------------------------------------------------------------------------------------------------
Aggressive Growth          80        78        123       116       157       144       213       186
-------------------------------------------------------------------------------------------------------
AMT Mid-Cap Growth         81        79        126       119       162       149       224       197
-------------------------------------------------------------------------------------------------------
AMT Partners               81        79        125       117       160       147       219       192
-------------------------------------------------------------------------------------------------------
Aspen Worldwide Growth     79        77        120       112       151       138       200       173
-------------------------------------------------------------------------------------------------------
AVP Growth                 83        81        132       124       171       159       244       218
-------------------------------------------------------------------------------------------------------
AVP Technology             85        83        138       131       182       170       267       241
-------------------------------------------------------------------------------------------------------
Bond                       78        75        115       108       143       130       183       155
-------------------------------------------------------------------------------------------------------
Capital Appreciation       80        78        122       115       155       143       210       182
-------------------------------------------------------------------------------------------------------
Capital Asset              87        84        143       135       190       178       284       259
-------------------------------------------------------------------------------------------------------
DGPF Global Bond           82        80        128       121       166       154       233       206
-------------------------------------------------------------------------------------------------------
DGPF Growth & Income       79        77        119       112       150       138       199       171
-------------------------------------------------------------------------------------------------------
DGPF Real Estate (REIT)    81        78        125       118       161       148       221       194
-------------------------------------------------------------------------------------------------------
DGPF SmallCap Value        82        80        129       121       166       154       234       207
-------------------------------------------------------------------------------------------------------
DGPF Trend                 81        79        126       118       161       149       223       196
-------------------------------------------------------------------------------------------------------
Equity 500 Index           75        73        108       101       131       119       157       128
-------------------------------------------------------------------------------------------------------
Equity-Income              80        78        123       115       156       144       212       185
-------------------------------------------------------------------------------------------------------
Global Asset Allocation    82        79        127       120       164       152       229       202
-------------------------------------------------------------------------------------------------------
Growth and Income          78        74        110       103       134       122       164       135
-------------------------------------------------------------------------------------------------------
Health Sciences            83        80        130       122       168       156       237       211
-------------------------------------------------------------------------------------------------------
International              82        80        128       121       165       153       232       205
-------------------------------------------------------------------------------------------------------
Managed                    77        75        113       106       140       127       176       148
-------------------------------------------------------------------------------------------------------
Money Market               78        75        115       108       143       131       184       156
-------------------------------------------------------------------------------------------------------
Small Cap Index            77        75        113       105       139       126       174       146
-------------------------------------------------------------------------------------------------------
Social Awareness           76        74        111       104       136       124       168       140
-------------------------------------------------------------------------------------------------------
Special Opportunities      77        75        113       106       140       128       177       149
-------------------------------------------------------------------------------------------------------
Utilities                  81        79        126       119       162       150       226       199
-------------------------------------------------------------------------------------------------------
VIP Growth                 80        78        122       115       155       143       210       182
-------------------------------------------------------------------------------------------------------
VIP II Contrafund          80        78        122       115       155       143       210       182
-------------------------------------------------------------------------------------------------------

If you do not surrender your contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


Subaccounts shown, see        1 year              3 years             5 years            10 years
"Description of Funds"  ------------------- ------------------- ------------------- -------------------
for underlying funds.   Standard Breakpoint Standard Breakpoint Standard Breakpoint Standard Breakpoint
-------------------------------------------------------------------------------------------------------
AFIS Growth               $17       $14       $52       $44       $ 89      $ 76      $194      $166
-------------------------------------------------------------------------------------------------------
AFIS International         19        16        59        51        101        88       218       191
-------------------------------------------------------------------------------------------------------
Aggressive Growth          18        16        57        49         98        85       213       186
-------------------------------------------------------------------------------------------------------
AMT Mid-Cap Growth         19        17        60        52        103        90       224       197
-------------------------------------------------------------------------------------------------------
AMT Partners               19        16        59        51        101        88       219       192
-------------------------------------------------------------------------------------------------------
Aspen Worldwide Growth     17        15        53        46         92        79       200       173
-------------------------------------------------------------------------------------------------------
AVP Growth                 21        19        66        59        114       101       244       218
-------------------------------------------------------------------------------------------------------
AVP Technology             24        21        73        65        125       112       267       241
-------------------------------------------------------------------------------------------------------
Bond                       16        13        48        41         84        70       183       155
-------------------------------------------------------------------------------------------------------
Capital Appreciation       18        16        56        48         97        83       210       182
-------------------------------------------------------------------------------------------------------
Capital Asset              25        23        78        70        133       121       284       259
-------------------------------------------------------------------------------------------------------
DGPF Global Bond           20        18        63        55        108        95       233       206
-------------------------------------------------------------------------------------------------------
DGPF Growth & Income       17        15        53        45         91        78       199       171
-------------------------------------------------------------------------------------------------------
DGPF Real Estate (REIT)    19        17        59        52        102        89       221       194
-------------------------------------------------------------------------------------------------------
DGPF SmallCap Value        20        18        63        55        108        95       234       207
-------------------------------------------------------------------------------------------------------
DGPF Trend                 19        17        60        52        103        90       223       196
-------------------------------------------------------------------------------------------------------
Equity 500 Index           13        11        41        33         71        58       157       128
-------------------------------------------------------------------------------------------------------
Equity-Income              18        16        57        49         98        85       212       185
-------------------------------------------------------------------------------------------------------
Global Asset Allocation    20        17        62        54        106        93       229       202
-------------------------------------------------------------------------------------------------------
Growth and Income          14        11        43        35         75        61       164       135
-------------------------------------------------------------------------------------------------------
Health Sciences            21        18        64        56        110        97       237       211
-------------------------------------------------------------------------------------------------------
International              20        18        63        55        107        94       232       205
-------------------------------------------------------------------------------------------------------
Managed                    15        12        47        39         80        67       176       148
-------------------------------------------------------------------------------------------------------
Money Market               16        13        49        41         84        71       184       156
-------------------------------------------------------------------------------------------------------
Small Cap Index            15        12        46        38         79        66       174       146
-------------------------------------------------------------------------------------------------------
Social Awareness           14        12        44        37         77        63       168       140
-------------------------------------------------------------------------------------------------------
Special Opportunities      15        13        47        39         81        68       177       149
-------------------------------------------------------------------------------------------------------
Utilities                  20        17        61        53        104        91       226       199
-------------------------------------------------------------------------------------------------------
VIP Growth                 18        16        56        48         97        83       210       182
-------------------------------------------------------------------------------------------------------
VIP II Contrafund          18        16        56        48         97        83       210       182
-------------------------------------------------------------------------------------------------------



We provide these examples, to help you understand the direct and indirect costs and expenses of the contract.

The expense tables reflect expenses of the VAA as well as expenses of the underlying funds.

For more information, see "Charges and other deductions" in this Prospectus and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. We also reserve the right to impose a charge on transfers between subaccounts and to and from the fixed account, currently, there is no charge. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary


What kind of contract is this? It is a group annuity contract between the contractowner and Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See "The contracts." Charges and available features may vary in certain states. Please check with your investment representative or with our servicing office for information.


What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See "Variable annuity account."

What are the contract's investment choices? Based upon instructions, the VAA applies contributions to buy shares in one or more of the funds: See "Investments of the VAA--Description of Funds."

Who advises the Funds? Several different investment advisers manage the funds. See "Investments of the VAA--Investment advisors."

How does the contract work? If we approve the application, we will send the contractowner a contract. When participants make contributions during the accumulation phase, they buy accumulation units. If the participant decides to receive retirement income payments, we convert accumulation units into annuity units. Retirement income payments will be based on the number of annuity units received and the value of each annuity unit on payout days. See "The contracts" and "Annuity payouts."

What charges do I pay under the contract? If you withdraw account value, you pay a surrender charge of 0% to 6% of the gross withdrawal amount, depending upon how long the group contract has been in force.
We may waive the surrender charge in certain situations. See "charges and other deductions--surrender charge."

Under allocated contracts, we charge an annual contract fee of $25 per participant or contractowner account.

We will deduct any applicable premium tax from contributions or account value at the time the tax is incurred or at another time we choose.



We apply an annual charge totaling 1.002% to the daily net asset value of the VAA. Contracts issued for plans meeting certain eligibility requirements will generally impose a lower (breakpoint) annual charge of .75%. See "Charges and other deductions."

Each fund pays a management fee based on its average daily net asset value. See "Investments of the variable annuity account--Investment adviser." Each fund also has additional operating expenses. These are described in the Prospectuses for the funds.

What contributions are necessary and how often?
Contributions by or on behalf of participants may be in any amount unless the contractowner or the plan has a minimum amount. There are limits on the total amount of contributions in any one year. See "The contracts--contributions."

How will annuity payouts be calculated? If a participant decides to annuitize, they select an annuity option and start receiving retirement income payments from the contract as a fixed option or variable option or a combination of both. See "Annuity payouts--Annuity payout options." Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if a participant dies before annuitizing? Depending upon the plan, the beneficiary may receive a death benefit and have options as to how the death benefit is paid. See "The contracts--Death benefit before the annuity commencement date."

May participants transfer account value between subaccounts and between the fixed side of the contract? Yes, subject to certain limits, which may include limits under the terms of the plan. See "The contracts--Transfers between subaccounts on or before the annuity commencement date."

May a contractowner or participant withdraw account value? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. (Participants may only withdraw account value during their accumulation period.) See "Withdrawals." The contractowner must also approve certain participant withdrawals. Certain charges may apply. See "Charges and other deductions." A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Revenue Service (IRS) tax penalty may apply to distributions before age 59 1/2. A withdrawal also may be subject to 20% withholding. See "Federal tax matters."

Do participants get a free look at their certificate?
A participant under a Section 403(b) plan and certain nonqualified plans can cancel a certificate within twenty days (in some states longer) of the date the participant receives the certificate. The participant must give notice to our servicing office. See "Return privilege."

Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the period ended December 31, 2001 comes from the VAA's financial statements. It should be read in conjunction with the VAA's financial statements and notes which are all included in the SAI. The beginning unit valuation date for both the standard and break point contract is June 1, 1998.



                                                             2001                2000                1999
                                                      ------------------- ------------------  ------------------
                                                      Standard Breakpoint Standard Breakpoint Standard Breakpoint
------------------------------------------------------------------------------------------------------------------
AFIS Growth subaccount accumulation unit value
.. Beginning of period................................  $9.560    $9.575   $10.000*  $10.000*
.. End of period......................................   7.746     7.778     9.560*    9.575*  trading began
Number of accumulation units                                                                  in 2000
.. End of period (000's omitted)......................     162       494        35       249
------------------------------------------------------------------------------------------------------------------
AFIS International subaccount accumulation unit value
.. Beginning of period................................  $8.085    $8.098   $10.000*  $10.000*
.. End of period......................................   6.412     6.439     8.085*    8.098*  trading began
Number of accumulation units                                                                  in 2000
.. End of period (000's omitted)......................      24       120        10        81
------------------------------------------------------------------------------------------------------------------
Aggressive Growth subaccount accumulation unit value
.. Beginning of period................................  $2.128    $2.142    $2.209    $2.218    $1.567    $1.569
.. End of period......................................   1.406     1.419     2.128     2.142     2.209     2.218
Number of accumulation units
.. End of period (000's omitted)......................     321     1,026       121     1,001         1       468
------------------------------------------------------------------------------------------------------------------
AMT Mid-Cap Growth subaccount accumulation unit
 value
.. Beginning of period................................ $14.026   $14.089   $15.310   $15.340   $10.000*  $10.000*
.. End of period......................................  10.464    10.537    14.026    14.089    15.310*   15.340*
Number of accumulation units
.. End of period (000's omitted)......................      38        29        16        19         1         1
------------------------------------------------------------------------------------------------------------------
AMT Partners subaccount accumulation unit value
.. Beginning of period................................  $9.763    $9.805    $9.793    $9.810   $10.000*  $10.000*
.. End of period......................................   9.392     9.457     9.763     9.805     9.793*    9.810*
Number of accumulation units
.. End of period (000's omitted)......................       9         9         3         4         1         2
------------------------------------------------------------------------------------------------------------------
Aspen Worldwide Growth subaccount accumulation
 unit value
.. Beginning of period................................ $12.569   $12.626   $15.055   $15.084   $10.000*  $10.000*
.. End of period......................................   9.652     9.720    12.569    12.626    15.055*   15.084*
Number of accumulation units
.. End of period (000's omitted)......................      79       489        43       307         1        97
------------------------------------------------------------------------------------------------------------------
AVP Growth subaccount accumulation unit value
.. Beginning of period................................  $8.658    $8.673   $10.000   $10.000*
.. End of period......................................   6.544     6.573     8.658*    8.673*  trading began
Number of accumulation units                                                                  in 2000
.. End of period (000's omitted)......................       9         5         1         1
------------------------------------------------------------------------------------------------------------------
AVP Technology subaccount accumulation unit value
.. Beginning of period................................  $7.372    $7.383   $10.000*  $10.000*
.. End of period......................................   5.440     5.463     7.372*    7.383*  trading began
Number of accumulation units                                                                  in 2000
.. End of period (000's omitted)......................      19        12         8         6
------------------------------------------------------------------------------------------------------------------
Bond subaccount accumulation unit value
.. Beginning of period................................  $5.281    $5.317    $4.811    $4.831    $5.023    $5.032
.. End of period......................................   5.707     5.760     5.281     5.317     4.811     4.831
Number of accumulation units
.. End of period (000's omitted)......................      78       624        15       508         1       664
------------------------------------------------------------------------------------------------------------------
Capital Appreciation subaccount accumulation unit
 value
.. Beginning of period................................  $3.088    $3.108    $3.706    $3.721    $2.573    $2.577
.. End of period......................................   2.266     2.286     3.088     3.108     3.706     3.721
Number of accumulation units
.. End of period (000's omitted)......................     466     4,464       272      3500         3     2,697
------------------------------------------------------------------------------------------------------------------


                                                             1998
                                                      -------------------
                                                      Standard Breakpoint
-------------------------------------------------------------------------
AFIS Growth subaccount accumulation unit value
.. Beginning of period................................
.. End of period......................................
Number of accumulation units
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
AFIS International subaccount accumulation unit value
.. Beginning of period................................
.. End of period......................................
Number of accumulation units
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
Aggressive Growth subaccount accumulation unit value
.. Beginning of period................................  $1.739    $1.739
.. End of period......................................   1.567     1.569
Number of accumulation units
.. End of period (000's omitted)......................       1       554
-------------------------------------------------------------------------
AMT Mid-Cap Growth subaccount accumulation unit
 value
.. Beginning of period................................
.. End of period...................................... trading began
Number of accumulation units                          in 1999
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
AMT Partners subaccount accumulation unit value
.. Beginning of period................................
.. End of period...................................... trading began
Number of accumulation units                          in 1999
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
Aspen Worldwide Growth subaccount accumulation
 unit value
.. Beginning of period................................
.. End of period...................................... trading began
Number of accumulation units                          in 1999
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
AVP Growth subaccount accumulation unit value
.. Beginning of period................................
.. End of period......................................
Number of accumulation units
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
AVP Technology subaccount accumulation unit value
.. Beginning of period................................
.. End of period......................................
Number of accumulation units
.. End of period (000's omitted)......................
-------------------------------------------------------------------------
Bond subaccount accumulation unit value
.. Beginning of period................................  $4.776    $4.776
.. End of period......................................   5.023     5.032
Number of accumulation units
.. End of period (000's omitted)......................       1       283
-------------------------------------------------------------------------
Capital Appreciation subaccount accumulation unit
 value
.. Beginning of period................................  $2.119    $2.119
.. End of period......................................   2.573     2.577
Number of accumulation units
.. End of period (000's omitted)......................       1       555
-------------------------------------------------------------------------

                                                            2001                2000                1999
                                                     ------------------  ------------------  ------------------
                                                     Standard Breakpoint Standard Breakpoint Standard Breakpoint
-----------------------------------------------------------------------------------------------------------------
Capital Asset subaccount accumulation unit value
.. Beginning of period............................... $11.052   $11.100   $11.468   $11.488   $10.000*  $10.000*
.. End of period.....................................  12.292    12.377    11.052    11.100    11.468*   11.488*
Number of accumulation units
.. End of period (000's omitted).....................      19        10         3         6         1         1
-----------------------------------------------------------------------------------------------------------------
DGPF Global Bond subaccount accumulation unit value
.. Beginning of period...............................  $1.128    $1.136    $1.130    $1.135    $1.184    $1.186
.. End of period.....................................   1.111     1.122     1.128     1.136     1.130     1.135
Number of accumulation units
.. End of period (000's omitted).....................      22        32         7         9         2        14
-----------------------------------------------------------------------------------------------------------------
DGPF Growth & Income subaccount accumulation unit
 value (now Delaware VIP Large Cap Value Series)
.. Beginning of period...............................  $1.706    $1.716    $1.547    $1.553    $1.611    $1.613
.. End of period.....................................   1.623     1.637     1.706     1.716     1.547     1.553
Number of accumulation units
.. End of period (000's omitted).....................     102     1,066        10       305         1       315
-----------------------------------------------------------------------------------------------------------------
DGPF Real Estate (REIT) subaccount accumulation unit
 value
.. Beginning of period............................... $11.662   $11.683   $10.000*  $10.000*
.. End of period.....................................  12.560    12.615    11.662*   11.683*  trading began
Number of accumulation units                                                                 in 2000
.. End of period (000's).............................      12        18         2         3
-----------------------------------------------------------------------------------------------------------------
DGPF Small Cap Value subaccount accumulation unit
 value
.. Beginning of period...............................  $1.000*   $1.000*
.. End of period.....................................   1.023*    1.024*  trading began
Number of accumulation units                                             in 2001
.. End of period (000's).............................     116         3
-----------------------------------------------------------------------------------------------------------------
DGPF Trend subaccount accumulation unit value
.. Beginning of period...............................  $2.129    $2.143    $2.309    $2.318    $1.368    $1.370
.. End of period.....................................   1.784     1.800     2.129     2.143     2.309     2.318
Number of accumulation units
.. End of period (000's omitted).....................     395     2,781       190     1,712         2       946
-----------------------------------------------------------------------------------------------------------------
Equity 500 Index subaccount accumulation unit value
.. Beginning of period...............................  $9.884    $9.925   $10.999   $11.018   $10.000*  $10.000*
.. End of period.....................................   8.593     8.651     9.884     9.925    10.999*   11.018*
Number of accumulation units
.. End of period (000's omitted).....................      47       721        24       493         1        94
-----------------------------------------------------------------------------------------------------------------
Equity-Income subaccount accumulation unit value
.. Beginning of period...............................  $2.764    $2.782    $2.524    $2.534    $2.399    $2.403
.. End of period.....................................   2.536     2.559     2.764     2.782     2.524     2.534
Number of accumulation units
.. End of period (000's omitted).....................     199     1,547        17       885         1     1,395
-----------------------------------------------------------------------------------------------------------------
Global Asset allocation subaccount accumulation unit
 value
.. Beginning of period...............................  $3.154    $3.175    $3.369    $3.383    $3.056    $3.061
.. End of period.....................................   2.879     2.906     3.154     3.175     3.369     3.383
Number of accumulation units
.. End of period (000's omitted).....................      28       215         5       196         1       190
-----------------------------------------------------------------------------------------------------------------
Growth and Income subaccount accumulation unit
 value
.. Beginning of period............................... $11.970   $12.049   $13.379   $13.434   $11.496   $11.515
.. End of period.....................................  10.520    10.616    11.970    12.049    13.379    13.434
Number of accumulation units
.. End of period (000's omitted).....................      84     1,725        31     1,554         1     1,429
-----------------------------------------------------------------------------------------------------------------
Health Sciences subaccount accumulation unit value
.. Beginning of period...............................  $1.000*   $1.000*
.. End of period.....................................   0.946*    0.947*  trading began
Number of accumulation units                                             in 2001
.. End of period (000's omitted).....................      16         1
-----------------------------------------------------------------------------------------------------------------


                                                            1998
                                                     -------------------
                                                     Standard Breakpoint
------------------------------------------------------------------------
Capital Asset subaccount accumulation unit value
.. Beginning of period...............................
.. End of period..................................... trading began
Number of accumulation units                         in 1999
.. End of period (000's omitted).....................
------------------------------------------------------------------------
DGPF Global Bond subaccount accumulation unit value
.. Beginning of period...............................   $1.125   $1.125
.. End of period.....................................    1.184    1.186
Number of accumulation units
.. End of period (000's omitted).....................        2       10
------------------------------------------------------------------------
DGPF Growth & Income subaccount accumulation unit
 value (now Delaware VIP Large Cap Value Series)
.. Beginning of period...............................   $1.596   $1.596
.. End of period.....................................    1.611    1.613
Number of accumulation units
.. End of period (000's omitted).....................        1      199
------------------------------------------------------------------------
DGPF Real Estate (REIT) subaccount accumulation unit
 value
.. Beginning of period...............................
.. End of period.....................................
Number of accumulation units
.. End of period (000's).............................
------------------------------------------------------------------------
DGPF Small Cap Value subaccount accumulation unit
 value
.. Beginning of period...............................
.. End of period.....................................
Number of accumulation units
.. End of period (000's).............................
------------------------------------------------------------------------
DGPF Trend subaccount accumulation unit value
.. Beginning of period...............................   $1.220   $1.220
.. End of period.....................................    1.368    1.370
Number of accumulation units
.. End of period (000's omitted).....................        2      628
------------------------------------------------------------------------
Equity 500 Index subaccount accumulation unit value
.. Beginning of period...............................
.. End of period..................................... trading began
Number of accumulation units                         in 1999
.. End of period (000's omitted).....................
------------------------------------------------------------------------
Equity-Income subaccount accumulation unit value
.. Beginning of period...............................   $2.356   $2.356
.. End of period.....................................    2.399    2.403
Number of accumulation units
.. End of period (000's omitted).....................        1      777
------------------------------------------------------------------------
Global Asset allocation subaccount accumulation unit
 value
.. Beginning of period...............................   $2.938   $2.938
.. End of period.....................................    3.056    3.061
Number of accumulation units
.. End of period (000's omitted).....................        1      140
------------------------------------------------------------------------
Growth and Income subaccount accumulation unit
 value
.. Beginning of period............................... $ 10.522  $10.522
.. End of period.....................................   11.496   11.515
Number of accumulation units
.. End of period (000's omitted).....................        1      600
------------------------------------------------------------------------
Health Sciences subaccount accumulation unit value
.. Beginning of period...............................
.. End of period.....................................
Number of accumulation units
.. End of period (000's omitted).....................
------------------------------------------------------------------------

                                                            2001                2000                1999
                                                     ------------------  ------------------- ------------------
                                                     Standard Breakpoint Standard Breakpoint Standard Breakpoint
-----------------------------------------------------------------------------------------------------------------
International subaccount accumulation unit value
.. Beginning of period...............................  $2.039    $2.052    $2.057    $2.065    $1.773    $1.776
.. End of period.....................................   1.818     1.834     2.039     2.052     2.057     2.065
Number of accumulation units
.. End of period (000's omitted).....................      17       848         8       866         1     1,317
-----------------------------------------------------------------------------------------------------------------
Managed subaccount accumulation unit value
.. Beginning of period...............................  $5.476    $5.512    $5.610    $5.633    $5.260    $5.269
.. End of period.....................................   5.334     5.383     5.476     5.512     5.610     5.633
Number of accumulation units
.. End of period (000's omitted).....................      37       536         6       478         1       631
-----------------------------------------------------------------------------------------------------------------
Money Market subaccount accumulation unit value
.. Beginning of period...............................  $2.738    $2.759    $2.608    $2.621    $2.516    $2.521
.. End of period.....................................   2.820     2.848     2.738     2.759     2.608     2.621
Number of accumulation units
.. End of period (000's omitted).....................     355     1,589       224     1,313         1     1,109
-----------------------------------------------------------------------------------------------------------------
Small Cap Index subaccount accumulation unit value
.. Beginning of period............................... $11.107   $11.158   $11.669   $11.693   $10.000*  $10.000*
.. End of period.....................................  11.223    11.303    11.107    11.158    11.669*   11.693*
Number of accumulation units
.. End of period (000's omitted).....................       6        29         2         8         1         1
-----------------------------------------------------------------------------------------------------------------
Social Awareness subaccount accumulation unit value
.. Beginning of period...............................  $6.094    $6.133    $6.715    $6.741    $5.875    $5.883
.. End of period.....................................   5.459     5.508     6.094     6.133     6.715     6.741
Number of accumulation units
.. End of period (000's omitted).....................      81     1,588        31     1,502         1     1,300
-----------------------------------------------------------------------------------------------------------------
Special Opportunities subaccount accumulation unit
 value
.. Beginning of period...............................  $9.476    $9.536    $8.249    $8.280    $8.721    $8.733
.. End of period.....................................   9.581     9.666     9.476     9.536     8.249     8.280
Number of accumulation units
.. End of period (000's omitted).....................      15       158         1       104         1       133
-----------------------------------------------------------------------------------------------------------------
Utilities subaccount accumulation unit value
.. Beginning of period...............................  $1.000*   $1.000*
.. End of period.....................................   0.786*    0.788*  trading began
Number of accumulation units                                             in 2001
.. End of period (000's omitted).....................      14         2
-----------------------------------------------------------------------------------------------------------------
VIP II Contrafund subaccount accumulation unit value
.. Beginning of period............................... $10.465   $10.508   $11.331   $11.349   $10.000*  $10.000*
.. End of period.....................................   9.080     9.140    10.465    10.508    11.331*   11.349*
Number of accumulation units
.. End of period (000's omitted).....................      26       169        16        52         1         6
-----------------------------------------------------------------------------------------------------------------
VIP Growth subaccount accumulation unit value
.. Beginning of period............................... $10.900   $10.948   $12.380   $12.403   $10.000*  $10.000*
.. End of period.....................................   8.878     8.940    10.900    10.948    12.380*   12.403*
Number of accumulation units
.. End of period (000's omitted).....................      44       464        20       224         1        78
-----------------------------------------------------------------------------------------------------------------


                                                            1998
                                                     -------------------
                                                     Standard Breakpoint
------------------------------------------------------------------------
International subaccount accumulation unit value
.. Beginning of period...............................  $1.799    $1.799
.. End of period.....................................   1.773     1.776
Number of accumulation units
.. End of period (000's omitted).....................       1       685
------------------------------------------------------------------------
Managed subaccount accumulation unit value
.. Beginning of period...............................  $5.004    $5.004
.. End of period.....................................   5.260     5.269
Number of accumulation units
.. End of period (000's omitted).....................       1       220
------------------------------------------------------------------------
Money Market subaccount accumulation unit value
.. Beginning of period...............................  $2.460    $2.460
.. End of period.....................................   2.516     2.521
Number of accumulation units
.. End of period (000's omitted).....................       1       847
------------------------------------------------------------------------
Small Cap Index subaccount accumulation unit value
.. Beginning of period...............................
.. End of period..................................... trading began
Number of accumulation units                         in 1999
.. End of period (000's omitted).....................
------------------------------------------------------------------------
Social Awareness subaccount accumulation unit value
.. Beginning of period............................... $ 5.471   $ 5.471
.. End of period.....................................   5.875     5.883
Number of accumulation units
.. End of period (000's omitted).....................       1       824
------------------------------------------------------------------------
Special Opportunities subaccount accumulation unit
 value
.. Beginning of period............................... $ 8.943   $ 8.943
.. End of period.....................................   8.721     8.733
Number of accumulation units
.. End of period (000's omitted).....................       1       109
------------------------------------------------------------------------
Utilities subaccount accumulation unit value
.. Beginning of period...............................
.. End of period.....................................
Number of accumulation units
.. End of period (000's omitted).....................
------------------------------------------------------------------------
VIP II Contrafund subaccount accumulation unit value
.. Beginning of period...............................
.. End of period..................................... trading began
Number of accumulation units                         in 1999
.. End of period (000's omitted).....................
------------------------------------------------------------------------
VIP Growth subaccount accumulation unit value
.. Beginning of period...............................
.. End of period..................................... trading began
Number of accumulation units                         in 1999
.. End of period (000's omitted).....................
------------------------------------------------------------------------


* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

Investment results

The VAA advertises the annual performance of the subaccounts for the funds on both a standardized and nonstandardized basis.

The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all con-tractowner accounts.

The nonstandardized calculation compares changes in accumulation unit values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in accumulation unit values over shorter or longer time periods. This calculation reflects mortality and expense risk charges. It also reflects management fees and other expenses of the fund. It does not include the surrender charge or the account charge; if included, they would decrease the performance.


The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized. During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low or possibly negative.


The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or calling 1-800-4LINCOLN (454-6265).

Lincoln National Life Insurance Co.


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


Fixed side of the contract

Contributions allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

Contributions allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A contribution allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all participant data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS AND PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Variable annuity account (VAA)


On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner and participants, are

Lincoln Life's. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. Contractowners or participants, as applicable, assume the full investment risk for all amounts placed in the VAA.


Investments of the VAA

Contractowners of unallocated contracts and participants under allocated contracts decide the subaccount(s) to which contributions are allocated. There is a separate subaccount which corresponds to each fund. Contractown-ers or participants, as applicable, may change allocations without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem their shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisers
The investment advisers of the funds are:

American Funds Insurance Series is managed by Capital Research and Management Company.


Lincoln National Aggressive Growth Fund and Lincoln National Global Asset Allocation Fund are managed by Delaware Management Company* and sub-advised by Putnam Investment Management, LLC.


Neuberger Berman Advisors Management Trust is managed by Neuberger Berman Management, Inc. and sub-advised by Neuberger Berman, LLC.


Janus Aspen Series Worldwide Growth Fund is managed by Janus Capital Management LLC.


Alliance Variable Products Series Fund is managed by Alliance Capital Management, L.P.


Lincoln National Bond Fund, Lincoln National Managed Fund and Lincoln National Money Market Fund are managed by Delaware Management Company*.



Lincoln National Capital Appreciation Fund is managed by Delaware Management Company* and sub-advised by Janus Capital Management LLC.


Baron Capital Asset Fund is managed by BAMCO, Inc.


Delaware VIP Trust is managed by Delaware Management Company. Delaware VIP Global Bond Series is managed by Delaware International Advisers, Ltd.



Scudder VIT Funds are managed by Deutsche Asset Management, Inc.



Lincoln National Equity Income Fund is managed by Delaware Management Company* and sub-advised by Fidelity Management and Research Company.



Lincoln National Growth and Income Fund is managed by Delaware Management Company* and subadvised by Goldman Sachs Asset Management. It is anticipated that the subadviser may change, if a change is made, you will be notified by supplement to the Lincoln National Growth and Income Fund Prospectus.





Putnam Variable Trust is managed by Putnam Investment Management, LLC.



Lincoln National International Fund is managed by Delaware Management Company* and sub-advised by Delaware International Advisers, Ltd.



Lincoln National Social Awareness Fund and Lincoln National Special Opportunities Fund are managed by Delaware Management Company**.



MFS(R) Variable Insurance Trust/SM/ is managed by Massachusetts Financial Services Company.



Fidelity(R) Variable Insurance Products Portfolios are managed by Fidelity Management and Research Company.







* Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Delaware Lincoln Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.



** Delaware Management Company is a series of Delaware Management Business Trust , a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Vantage Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.


Additional information regarding the investment advisers to each of the funds may be found in the
Prospectuses for the funds enclosed in this booklet.

As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the Prospectus for the fund.


With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate).


Description of the Funds
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.

Following are brief summaries of the investment objectives and policies of the funds. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders in that fund. There is more detailed information in the current Prospectuses for the funds and series which are included in this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve its stated objectives.



Some plans limit the funds available under the plan. Please contact your investment dealer for current information.



AFIS Growth Fund (American Funds Insurance Series Growth Fund): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



AFIS International Fund (American Funds Insurance Series International Fund):
The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



Aggressive Growth Fund (Lincoln National Aggressive Growth Fund): The fund seeks to maximize capital appreciation. The fund invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.



AMT Mid-Cap Growth Portfolio (Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio): The fund seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.



AMT Partners Portfolio (Neuberger Berman Advisors Management Trust Partners Portfolio): The fund seeks capital growth by investing mainly in common stocks of mid-to large capitalization established companies using the value-oriented investment approach.



Aspen Worldwide Growth Portfolio (Janus Aspen Series Worldwide Growth Fund):
The fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.



AVP Growth Portfolio (Alliance Variable Products Series Fund Growth Portfolio):
The fund seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time.



AVP Technology (Alliance Variable Products Series Fund Technology Portfolio):
The fund seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).



Bond Fund (Lincoln National Bond Fund): The fund seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.



Capital Appreciation Fund (Lincoln National Capital Appreciation Fund): The fund seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



Capital Asset Fund (Baron Capital Asset Fund): The fund seeks to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.





DGPF Global Bond Series (Delaware VIP Global Bond Series): The fund seeks current income consistent with preservation of principal. Under normal circumstances, the Series will invest at least 80% of its net assets in debt obligations. The Series will invest in issuers located throughout the world.



DGPF Growth & Income Series (now Delaware VIP Large Cap Value Series): The fund seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.



DGPF Real Estate (REIT) Series (Delaware VIP REIT Series): The fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).



DGPF Small Cap Value Series (Delaware VIP Small Cap Value Series): The fund seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.





DGPF Trend Series (Delaware VIP Trend Series): The fund seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.



Equity 500 Index Fund (Scudder VIT Equity 500 Index Fund): The fund seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large U.S. companies.



Equity-Income Fund (LIncoln National Equity-Income Fund): The fund seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).



Global Asset Allocation Fund (Lincoln National Global Asset Allocation Fund:
The fund seeks long-term total return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.



Growth and Income Fund (Lincoln National Growth and Income Fund): The fund seeks long-term capital appreciation. Dividend income is a secondary consideration. The fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.



Health Sciences Fund (Putnam Variable Trust Health Sciences Fund): The fund seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.


International Fund (Lincoln National International Fund): The fund seeks long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.



Managed Fund (Lincoln National Managed Fund): The fund seeks maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities.



Money Market Fund (Lincoln National Money Market Fund): The fund seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally-chartered banks and U.S. branches of foreign banks.



Small Cap Index Fund (Scudder VIT Funds Small Cap Index Fund): The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.



Social Awareness Fund (Lincoln National Social Awareness Fund): The fund seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.





Special Opportunities Fund (Lincoln National Special Opportunities Fund): The fund seeks maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.



Utilities Series (MFS(R) Variable Insurance Trust/SM/ MFS(R) Utilities Series):
The fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equities securities).



VIP II Contrafund Portfolio (Fidelity(R) Variable Insurance Products VIP Contrafund(R) Portfolio): The fund seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



VIP Growth Portfolio (Fidelity(R) Variable Insurance Products VIP Growth Portfolio): The fund seeks to achieve capital appreciation. The Portfolio normally purchases common stock.




Fund shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.


When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, any may be sold to other insurance companies for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners or participants as additional units, but are reflected in changes in unit values.


Addition, deletion or substitution of investments

We reserve the right, within the law, to add, delete and substitute funds within the VAA. We may also add, delete, or substitute funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.


Substitutions may be made with respect to existing investments or the investments of future contributions, or both. We may close subaccounts to allocations of contributions or account value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other deductions

Deductions from contributions
There are no front-end deductions for sales charges made from contributions. However, we will deduct premium taxes, when applicable.

Annual contract fee
We will deduct $25 per account maintained on behalf of a participant or contractowner from account value on the last valuation date of each participant year to compensate us for the administrative services provided; this $25 annual contract fee will also be deducted from account value upon total or partial withdrawals of all account value by a contractowner or participant. Administrative services include processing applications; issuing con tracts and certificates; processing purchase and redemptions of fund shares; maintaining records; administering annuity payouts; providing accounting, valuation, regulatory and reporting services.

Surrender charge
A surrender charge is imposed in the event of a total or partial withdrawal of account value before the annuity commencement date. The surrender charge associated with withdrawals is paid to us to compensate us for the loss we experience on contract distribution costs when there are withdrawals before distribution costs have been recovered. Charges are the same for all withdrawals except that, partial withdrawals of up to a cumulative percentage limit of 20% of (i) the account value attribut able to an unallocated group contract or (ii) the account value attributable to a participant or the contractowner in an allocated group contract, as applicable, made in any contract year are not subject to a surrender charge. (To determine the 20% limit, all partial withdrawals during the contract year, including the withdrawal amount being requested, are added together, and the sum is divided by the account value at the time of the requested with-drawal.) Restrictions apply to the extent a withdrawal is requested from the fixed side of the contract. See ''The contracts--Discontinuance and withdrawals.'' Partial withdrawals in excess of the cumulative percentage limit in any contract year are subject to the surrender charge. In addition, if a total withdrawal of all account value in the VAA is requested, then the entire amount of withdrawal is subject to the surrender charge. The surrender charge is defined in the following table:

                 Contract year in which
                 surrender/withdrawal occurs
----------------------------------------------
                 1-4  5   6   7   8   9   10+
Surrender charge 6%   5%  4%  3%  2%  1%   0

There will be no surrender charge imposed on any withdrawal after a group contract has been in force for ten years.

Although the applicable surrender charge is calculated based on group contract withdrawals, and group contract years in force, any applicable charges in connection with a participant's withdrawal are generally imposed on the participant. Depending on various factors, the con-tractowner may elect to reimburse a participant for a surrender charge imposed in connection with a participant's withdrawal.

The surrender charge will not apply in the event of a withdrawal for one of the following reasons: (1) to make a payment due to the participant's death, disability, retirement or termination of employment, excluding termination of employment due to plan termination, plant shutdown, or any other program instituted by the participant's employer which would reduce the work force by more than 20%; (2) to make a payment for a participant hardship situation as allowed by the plan; (3) to make a payment pursuant to a qualified domestic relations order; or (4) to purchase an annuity option as permitted under the contract.

Additional information
Participants in the Texas Optional Retirement Program should refer to ''Restrictions under the Texas Optional Retirement Program'', later in this Prospectus booklet.

The charges associated with total and partial withdrawals are paid to us to compensate us for the cost of distributing the contracts.


We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing distribution of the contracts.


Deductions from the VAA for assumption of mortality and expense risks
We deduct from the VAA an amount, computed daily, which is no higher than an effective annual rate of 1.002% or .75% of the daily net asset value, to compensate us for our assumption of certain risks described below. This maximum level of mortality and expense risk charge is guaranteed not to increase.

Contracts eligible for the lower, or ''breakpoint,'' mortality and expense risk charge are those contracts which, at the time of issue, have account value equal to or in excess of $5 million, either individually or in combination with other contracts under the same employer group or association, or under which annual contributions are anticipated to be equal to or in excess of $500,000, as determined in our sole discretion. Certain contracts which are purchased with the surrender proceeds of an existing group variable annuity contract are not eligible for the breakpoint mortality and expense risk charge.

Contracts which, after issue and at the end of a calendar quarter, have account value equal to or in excess of $5 million will be eligible for the lower mortality and expense risk charge. The lower mortality and expense risk charge will be implemented on the calendar quarter- end valuation date following the end of the calendar quarter in which the contract became eligible for the lower charge.

Our assumption of mortality risks guarantees that the annuity payouts made will not be affected by annuitants receiving annuity payouts live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which we cannot change, will be insufficient to cover actual administrative costs.

If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.

Special Arrangements
The surrender charge, annual mortality and expense risk charge, annual contract fee, loan set-up fee, and loan rate of interest may be reduced or eliminated for any particular contract. In addition, the amount credited to and/or the interest rate declared on the fixed account may be enhanced for certain contracts. Such reductions, eliminations or enhancements may be available where Lincoln Life's administrative and/or distribution costs or expenses are anticipated to be lower due to, for example, the terms of the contract, the duration or stability of the plan or contract; economies due to the size of the plan, the number or certain characteristics of participants, or the amount or frequency of contributions anticipated; or other support provided by the contractowner or the plan. In addition, the group contractowner or the plan may pay the account charge on behalf of the participants under a contract. Lincoln Life will enhance the fixed interest crediting rate and reduce or eliminate fees, charges, or rates in accordance with Lincoln Life's eligibility criteria in effect at the time a contract is issued, or in certain cases, after a contract has been held for a period of time. Lincoln Life may from time to time modify both the amounts of reductions or enhancements and the criteria for qualification. Reductions, enhancements, or waivers will not be unfairly discriminatory against any person, including participants under other contracts issued through the VAA.

Fees, charges and rates under the contracts, including charges for premium taxes; loan rates of interest; and the availability of certain free withdrawals, may be subject to variation based on state insurance regulation.

The contractowner and participant should read the contract carefully to determine whether any variations apply in the state in which the contract is issued. The exact amount for all fees, charges and rates applicable to a particular contract will be stated in that contract.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from account value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from 0.0% to 5.0% in those states where the tax is imposed.

Other charges and deductions

There are deductions from and expenses paid out of the assets of the funds that are described elsewhere in this booklet and in the funds' Prospectuses. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

The contracts

Purchase of contracts
A prospective contractowner wishing to purchase a contract must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether we can accept it based on our underwriting guidelines. Once the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to the contractowner through its sales representative. For 403(b) plans that have allocated rights to the participant, we will issue to each participant a separate active life certificate that describes the basic provisions of the contract to each participant.

Initial contributions
When we receive a completed enrollment form and all other information necessary for processing a contribution, we will price the initial contribution for a participant to his or her account no later than two business days after we receive the contribution.

If we receive contribution amounts with incomplete or no allocation instructions, we will notify the con-tractowner and direct contribution amounts to the pending allocation account. The pending allocation account invests in the Lincoln National Money Market Fund. We do not impose the mortality and expense risk charge or the annual contract fee on the pending allocation account.

We will transfer account value from the pending allocation account in accordance with allocation percentages elected on properly completed allocation instructions within two valuation dates of receipt of such instructions, and allocate all future contributions in accordance with these percentages until such time as we are notified of a change. If we do not receive properly completed instructions after we have sent three monthly notices, we will refund account value in the pending allocation account within 105 days of the initial contribution.

Participants may not allocate contributions to, make transfers to or from, take loans from, or make withdrawals from the pending allocation account, except as set forth in the contract.

Who can invest
In order to purchase a group contract, the plan on whose behalf the contract will be held must be one of the qualified plans for which the contracts are designed. Also, depending on state law requirements, a minimum of ten participants may be required to be participating in the plan. Lincoln Life may impose additional eligibility requirements; any such additional eligibility requirements will be applied in a nondiscriminatory manner.


Replacement of Existing Insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contact. Participant surrender changes may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into a new contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax.


Contributions
Contributions are payable to us at a frequency and may be made in any amount unless the contractowner or the plan has a minimum amount. Contributions in any one contract year which exceed twice the amount of contributions made in the first contract year may be made only with our permission. If contributions stop, the contract will remain in force as a paid-up contract. Payments may be resumed at any time until the group contract or certificate, as applicable, terminates.

Valuation date
Accumulation and annuity units will be valued once daily as of the close of trading (normally 4:00 p.m., New York time) on each day that the NYSE is open for trading (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of contributions
Contributions are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund, according to contractowners or participants instructions.

Upon allocation to the appropriate subaccount, contributions are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount of each contribution allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the contribution is received at the contribution if received before the end of the valuation date (usually 4:00 p.m. New York time). If the contribution is received at or after that time, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way shall not be changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the investments perform, but also upon the related expenses of the VAA and the underlying funds.

Valuation of accumulation units
Contributions allocated to the variable account are converted into accumulation units. This is done by dividing each contribution by the value of an accumulation unit for the valuation period during which the contribution is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the in-ception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and deduction of certain charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


1.The total value of fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.The liabilities of the subaccount at the end of the valuation period; these such liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result of 2. is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the mortality and expense risk charge for the number of calendar days in the valuation period.

Transfers on or before the annuity commencement date
The contractowner (under an unallocated group contract) or participant or contractowner (under an allocated group contract) may transfer all or a portion of account value from one subaccount to another. A transfer involves the redemption of accumulation units in one subaccount and the purchase of accumulation units in the other subac- count. A transfer will be done using the respective accu- mulation unit values as of the valuation date immediately following receipt of the transfer request.

Transfers between subaccounts are restricted to once every 30 days. We reserve the right to further limit the number of transfers.

A transfer request may be made to us using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the participant a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the participant on the next valuation date.


Please note that the telephone and/or electronic devices may not always be available. Any telephone or elec tronic device, whether it is yours, your service provid- er's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln Life, we cannot promise complete reliability under all circumstances. If you are experienc ing problems, you should make your transfer request by writing to us.


Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before 4 p.m. New York time.

The contractowner (under an unallocated group contract) or participant or contractowner (under an allocated group contract) may also transfer all or any part of the account value from the subaccount(s) to the fixed account. Under an allocated contract, a participant may transfer account value from the fixed side to the various subaccount(s), provided that the sum of the transfers and withdrawals of account value in the fixed side transferred is limited to 20% of the account value in the fixed side in any 365 day period. Under an unallocated contract, a group con-tractowner may transfer account value from the fixed side to the various subaccount(s), provided that the sum of the transfers and withdrawals of account value in the fixed side transferred is limited to 20% of account value in the fixed side in any 365 day period. In the alternative, full liquidation of the fixed account may be requested over a 5-year period. If the 5-year payout period is chosen, the following schedule shows the percentage of the fixed account that will be transferred (or withdrawn) each year based on the value in the fixed account on each date:

                            Initial date        20%
                            First anniversary   20%
                            Second anniversary  25%
                            Third anniversary   33%
                            Fourth anniversary  50%
                            Fifth anniversary  100%

The initial amount of the transfer or withdrawal will be reduced by the amount of any transfer or withdrawal from the fixed side during the preceding 365 day period.


When thinking about a transfer of account value you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.


There is no charge for a transfer. However, we reserve the right to impose a charge in the future for any transfers.

Transfers after the annuity commencement date
Contractowners or participants may transfer all or a portion of the investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. However, after the annuity commencement date, no transfers are allowed from the fixed side of the contract to the subaccounts.

Additional services
There may be additional services available to you: dollar-cost averaging, automatic withdrawal service/systematic withdrawal option, systematic transfer option, cross-reinvestment service/account sweep and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us.

Dollar-cost averaging allows you to transfer a designated amount from the fixed account or money market account into other subaccounts on a monthly basis.

The automatic withdrawal service/systematic withdrawal option provides for an automatic periodic withdrawal of your account value.

The systematic transfer service allows you to fully liquidate your fixed account balance over 5 years and transfer the amounts into one or more of the subaccounts.

The cross-reinvestment service/account sweep allows you to keep a designated amount in one subaccount or the fixed account, and automatically transfer the excess to other subaccounts of your choice.

Portfolio rebalancing is an option that restores to a predetermined level the percentage of account value allocated to each subaccount or the fixed account.

Death benefit before the annuity commencement date
If a participant under an allocated contract issued in connection with a
Section 403(b) plan that is not subject to ERISA dies before the annuity commencement date, we will pay the beneficiary, if one is living, a death benefit equal to the greater of the following amounts:

a.the net contributions, or

b.the participant's account value less any outstanding loan balance.

No surrender charge or account charge is deducted from the death benefit. The death benefit will be determined at the end of the valuation period during which we approve the death claim, and both due proof of death and election of a form of benefit have been received by Lincoln Life.

The participant may designate a beneficiary during the life of the participant and change the beneficiary by filing a written request with the home office. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, if no beneficiary survives the participant, the death benefit will be paid in one sum to the participant's estate.

All death benefit payments will be subject to the employers plan (if applicable) and to the laws and regulations governing death benefits. In addition, no payment of death benefit provided upon the death of the participant will be allowed that does not satisfy the requirements of Code
Section 72(s) or Section 401(a)(9) of the tax code. Death benefits are taxable. See "Federal tax matters--Taxation of death benefits."


The death benefit may be paid in a lump sum or under a settlement option then available. If a lump sum settlement is elected, the proceeds will generally be paid within seven days of approval by us of the claim. This payment may be postponed as permitted by the 1940 Act.

Discontinuance and withdrawals
Discontinuance. A group contractowner may discontinue a group contract at any time by giving written notice to Lincoln Life. The contract will be deemed discontinued on the later of the valuation date the con-tractowner specifies or the valuation date on which we receive the written notice.


Lincoln Life may also give a group contractowner written notice that the group contract will be discontinued by Lincoln Life if the plan does not qualify for special tax treatment under Section 401, 403, 408, 414 or 457 of the tax code. Lincoln Life will give the group contractowner at least 15 days advance written notice in which to cure any remediable defaults before discontinuing the group contract.


With respect to an allocated group contract, if the contract is discontinued due to the contractowner's request, participants will be given written notice. As of the date the contract is discontinued, no additional contributions will be accepted. However, transfers, withdrawals, and loans will continue to be permitted, in accordance with the terms of the contract.

Subject to applicable regulatory requirements, if an allocated group contract is discontinued due to not qualifying for special tax treatment under Section 401, 403, 408, 414, or 457 of the tax code, the account value will be paid to the contractowner or participant, subject to the charges and restrictions applicable to a withdrawal of the entire account value. Participants will be given written notice.

Subject to applicable regulatory requirements, if an unallocated group contract is discontinued, the account value will be paid to the contractowner, subject to the charges and restrictions applicable to a withdrawal of the entire account value.

In the event that Lincoln Life ceases to offer the contracts to new purchasers, we may also determine to deactivate a group contract by prohibiting additional contributions and/or the addition of new participants under the contract. Contractowners will be given at least 90 days' notice of deactivation of the contract.

Some contracts provide that the account value in the fixed side of the contract may be paid in a lump sum subject to a market value adjustment. This option is available under allocated group contracts if the contract is discontinued and the contract is subject to ERISA. It is also available within unallocated group contracts if 100% of the account value is requested. If this option is selected, the account value in the fixed side of the contract will be paid in a lump sum equal to the market value factor times the account value in the fixed side reduced by the sum of the surrender charges and the account charge times the number of participants. The market value factor is the lessor of 1.00 or the ratio of:

                              Current Bond Price
                              ------------------
                            Par Value of that Bond

The Current Bond Price will be calculated at the time of contract discontinuance and will be equal to the price of a bond: 1) issued with a maturity of 6.5 years; 2) bearing interest at the weighted average of the declared interest rates in effect as of the discontinuance date; and 3) calculated to yield the Merrill Lynch Baa Intermediate Industrial Average for the week in which the notice of discontinuance is received. The amount payable will never be less than the principal in the fixed side of contract accumulated at an effective annual interest rate of 3.00%.

Withdrawals. Withdrawals of account value under the contract for any one of the following reasons (''benefit responsive withdrawals'') may be made at any time and in any amount, and are not subject to a surrender charge: (i) to make a payment due to the participant's death, disability, retirement, or termination of employment, excluding termination of employment due to plan termination, plant shutdown, or any other program instituted by the participant's employer which would reduce the work force by more than 20%; (ii) to make a payment for a participant hardship situation as permitted by the plan; (iii) to make a payment pursuant to a Qualified Domestic Relations Order (QDRO); or (iv) to purchase an annuity option under the contract.

Upon receipt of request for payment due to a participant's death, we will make a payment equal to the greater of the following amounts:

a.The net contributions, or

b.The participant's account value less any outstanding loan balance.

If a withdrawal for the entire account value is requested and there is an outstanding loan balance, the account value will be reduced by the amount of the outstanding loan balance. The remaining account value will be calculated at the end of the valuation period following the deduction of the loan balance.

Withdrawals of account value that are not benefit responsive withdrawals are generally subject to a surrender charge in accordance with the terms of the contract. See ''Charges and other deductions.'' Such withdrawals are also subject to certain additional conditions as follows:

.. Partial withdrawals of up to a cumulative percentage limit of 20% of the account value attributable to an unallocated group contract, or a participant or con-tractowner under an allocated group contract, may be made in each contract year without imposition of a surrender charge. (To determine the 20% limit, all partial withdrawals during the contract year, including the withdrawals amount being requested, are added together, and the sum is divided by the account value at the time of the requested withdrawal.) Partial withdrawals in excess of the cumulative percentage limit in any contract year are subject to the surrender charge. In addition, if a complete withdrawal of all account value in the VAA is requested, then the entire amount of such withdrawal is subject to the surrender charge. In the event that a withdrawal of the entire account value allocated to both the VAA and the fixed side is requested, then the account charge will also be deducted from account value prior to payment.

.. Withdrawals of account value from the fixed side of the contract may be requested as either periodic elective withdrawals or systematic withdrawals.

.. In any 365-day period, a periodic elective withdrawal of up to 20% of account value per contractowner or per participant, as applicable, from the fixed side may be made. The cumulative percentage limit of 20% is the sum of all periodic elective transfers and withdrawals from the fixed side during the preceding 364-day period plus the amount of the requested withdrawal, divided by the then-current account value in the fixed side. Periodic elective withdrawals (or transfers) from the fixed side in excess of this cumulative percentage limit will not be permitted.

.. In addition, full liquidation of the fixed account may be requested over a 5-year period. If the 5-year pay-out period is chosen, the following schedule shows the percentage of the fixed account that will be transferred (or withdrawn) each year based on the value in the fixed account on each date:

Initial date        20%
First anniversary   20%
Second anniversary  25%
Third anniversary   33%
Fourth anniversary  50%
Fifth anniversary  100%

.. The initial payment of a systematic withdrawal will be reduced by the amount of any periodic elective withdrawals (or transfers) from the fixed side during the immediately preceding 365-day period. Neither a contractowner nor a participant can make periodic elective withdrawals (or transfers) from the fixed side while a systematic withdrawal (or transfer) is effective, or for one calendar year after the systematic withdrawal (or transfer) election has been rescinded. In addition, while the systematic withdrawal (or transfer) election is in effect, a participant cannot allocate contributions to the fixed side.

General. All withdrawal requests must be submitted to us on an approved Lincoln Life form, and, unless the contract has been issued in connection with a Section 403(b) plan not subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), must be authorized by the group contractowner. In a 403(b) plan that is not subject to ERISA the participant must submit the withdrawal request.


Special restrictions on withdrawals apply if the contract is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the tax code. In order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a
Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant attains age (a) 59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn). Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction.

Any withdrawal after an annuity commencement date depends upon the annuity option selected.

The account value available upon withdrawal is determined at the end of the valuation period during which the written request for withdrawal is received at the home office. Withdrawal payments from the VAA will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed side in the same proportion that the amount withdrawn bears to the total account value.

As discussed above, there are charges associated with withdrawal of account value during the first ten contract years. See ''Charges and other deductions--surrender charge.'' You may specify that the charges be deducted from the amount you request withdrawn or from the remaining account value. If you specify that the charges be deducted from the remaining account value, the amount of the total withdrawal will be increased according to a formula for calculating the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase.

The tax consequences of withdrawals are discussed later in this booklet. See ''Federal tax matters.''
The contract will terminate when there is no account value remaining. See the contract for more information.

Loans
With respect to an allocated group contract, a participant under a plan that permits loans may apply for a loan under the contract prior to such participant's annuity commencement date. A participant must complete a loan application and assign account value in the fixed side equal to the loan amount as security for the loan. If the account value in the fixed side is less than the loan amount, we will transfer account value from the VAA to the fixed side, from either the subaccounts specified by the participant or on a pro rata basis from all subaccounts. For purposes of applying transfer and withdrawal restrictions from the fixed side of the contract, any amount allocated to the fixed side of the contract as security for a loan will be included in the calculation of account value in the fixed side of the contract. However, neither withdrawals nor transfers from the fixed side of the contract are allowed to the extent that such a withdrawal or transfer would cause the value in the fixed side to be less than any outstanding loan. The minimum loan amount is $1,000. A participant may borrow up to the lesser of 50% of the account value or $50,000 on all outstanding loans to the participant under all plans. However, for plans not subject to ERISA, if 50% of the total account value is less than $10,000, the participant may borrow the lesser of $10,000 or 100% of the account value. A participant may have only one contract loan with us at any one time. Also, if the participant had an outstanding loan during the preceding twelve month period, the $50,000 maximum loan limit is reduced by the excess of the highest outstanding balance of loans during the preceding twelve month period over the outstanding current loan balance.

The loan interest rate is adjustable, which means it may change from time to time. The initial annual loan rate of interest, which we declare quarterly, will generally be the Moody's Corporate Bond Yield monthly average for the calendar month two months prior to the first day of each calendar quarter, rounded down to the next .25%. At the beginning of each calendar quarter, we will compare each loan's interest rate to the then current declared interest rate. If the then current declared interest rate is less than the loan's interest rate by .50% or more, the loan's interest rate will be decreased to equal the then current declared interest rate. The loan's interest rate will remain unchanged if the then current declared interest rate differs from the loan's interest rate by less than .50%. The loan rate for an existing loan may decrease, but it will never increase. During the time that the loan is outstanding, the amount of the loan principal pledged as security for the loan will earn interest at an annual rate of at least 3.00%, as specified in the contract. Loan payments of principal and interest must be paid in level amortized payments, either monthly or quarterly. The loan must be repaid within 5 years unless it is being used to purchase a principal residence for the participant in which case the loan must be repaid within 20 years or less.

The amounts and terms of a participant loan may be subject to the restrictions imposed under Section 72(p) of the tax code, Title I of ERISA, and any applicable plan. Under certain contracts, a one-time fee of up to $35 may be charged to set up a loan. Please see your contract for more information about loans, including interest rates and applicable fees and charges. This provision is not available in an unallocated group contract.

Please note: certain contracts do not have all of the loan provisions outlined above. Therefore, your contract may contain loan provisions with the following differences: 1) the loan interest rate for new loans is determined monthly (not quarterly); 2) the loan interest rate for existing loans is adjusted on the anniversary of the loan (not at the beginning of each quarter); and 3) the loan interest rate for existing loans may increase or decrease (not just decrease). See your contract for more information.

Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.


If mandated by applicable law, we may be required to reject a contribution. We may also be required to block a contractowner's or participant's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.


Reinvestment privilege
Contractowners and participants may elect to make a reinvestment purchase with any part of the proceeds of a withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the withdrawal, and the repurchase must be of a contract covered by this Prospectus. In the case of a qualified contract, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. No one may utilize the reinvestment privilege more than once. For tax reporting purposes, we will treat a withdrawal and a subsequent reinvest ment purchase as separate transactions. Consult a tax adviser before requesting a withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
The maximum commission which could be paid to dealers is 9% on the total contributions received during the first contract year and 5.25% on each contribution in renewal contract years (or an equivalent schedule).


Lincoln Life may offer the contracts through its registered representatives or through registered representatives of broker dealers it maintains selling agreements with. Registered representatives offering the contracts are registered with the National Association of Securities Dealers, Inc. (NASD) and their broker dealers are members of the National Association of Securities Dealers, Inc. (NASD). Lincoln Life may pay additional cash benefits and/or offer non-cash compensation programs, such as conferences or trips, to its registered representatives and/or these broker dealers, and/or reimburse them for portions of contract sales expenses.


Ownership
Contractowners have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners, participants and their designated beneficiaries. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Contracts used for qualified plans may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult a tax adviser about the tax consequences of an assignment.

Contractowner and participant questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Charges and available features may vary in certain states. Your questions and concerns should be directed to us at 1-800-4LINCOLN (454-6265) or www.LincolnRetirement.com.


Annuity payouts

As permitted by the plan, the participant, or the beneficiary of a deceased participant, may elect to convert all or part of the participant's account balance or the death benefit to any annuity payout. The contract provides optional forms of annuity payouts (annuity payout options), each of which is payable on a variable basis, a fixed basis or a combination of both as specified.

If the participant's account balance or the beneficiary's death benefit is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the participant or beneficiary the entire amount in a lump sum.

We may maintain variable annuity payouts in the VAA, or in another separate account of Lincoln Life (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable pay-out division to provide an annuity payout option. The contract benefits and charges for an annuity payout option, whether maintained in the VAA or in a variable payout division, are as described in this Prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a participant's variable annuity payout in a variable payout division, we will provide a Prospectus for the variable payout division before the annuity commencement date.

Annuity payout options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the annuitant would receive no payouts if death occurs before the date set for the first payout; only one payout if death occurs before the second scheduled pay-out, and so on.

Life Income Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner on behalf of partic- ipants in an unallocated contract or the participant in an allocated contract.

Joint Life Annuity. This option offers a periodic pay-out during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner or the participant, as applicable.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

General information
Under the options listed above, you may not make withdrawals. Other options may be made available by us. Annuity payout options are only available if consistent with the contract, the plan, the tax code, and ERISA. The mortality and expense risk charge will be assessed on all variable annuity payouts, including options that do not have a life contingency and therefore no mortality risk.

Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to the beneficiary as payouts become due.

Variable annuity payouts
Variable annuity payouts will be determined using:

1.The account value on the annuity commencement date;

2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each month thereafter.

We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 5% assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.


Federal tax matters



Introduction




The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



Qualified retirement plans


We designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.



Types of qualified contracts and terms of contracts


Currently, we issue contracts in connection with the following types of qualified plans:



.. Individual Retirement Accounts and Annuities ("Traditional IRAs")



.. Roth IRAs



.. Traditional IRA that is part of a Simplified Employee Pension Plan("SEP")



.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)



.. 403(b) plans (public school system and tax-exempt organization annuity plans)



.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)


.. 403(a) plans (qualified annuity plans)



.. H.R. 10 or Keogh Plans (self-employed individual plans)



.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)





We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for this annuity product.



We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.



Economic Growth and Tax Relief Reconciliation Act of 2001


The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA has introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.



Tax deferral on earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:



.. An individual must own the contract (or the tax law must treat the contact as owned by an individual).





.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.



.. Your right to choose particular investments for a contract must be limited.



.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Investments in the VAA must be diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified." Such diversification requirements generally do not apply to 401(a) plans.



Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



Tax treatment of qualified contracts


The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,



.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.



.. Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.



.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.



Tax treatment of payments


The Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required minimum distributions


Under most qualified plans, you must begin receiving payments from the contract minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.



Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.



The IRS has issued new proposed regulations concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. These rules may also change once finalized by the IRS. Please contact your tax adviser regarding any tax ramifications.



Federal penalty taxes payable on distributions


The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:



.. received on or after the annuitant reaches age 59 1/2,



.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),



.. received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or



.. received as reimbursement for certain amounts paid for medical care.



These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Taxation of Death Benefits


We may distribute amounts from your contract because of your death. Federal tax rules may limit the payment options available to your beneficiaries. If your spouse is your beneficiary, your surviving spouse will generally receive special treatment and will have more available payment options. Non-spouse beneficiaries do not receive the same special treatment. Payment options may be further limited depending upon whether you reached the date upon which you were required to begin minimum distributions.



Transfers and direct rollovers


As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.



Federal income tax withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.



Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.



Nonqualified annuity contracts


A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or 403(b) plan. These contracts are not intended for use with nonqualified annuity contracts. Different federal tax rules apply to nonqualified annuity contracts. Persons planning to use the contract in connection with a nonqualified annuity should obtain advice from a competent tax advisor.



Tax status of Lincoln Life


Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes in the law


The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.


Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instructions of participants that have interests in any subaccounts which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the participant has the right to cast will be determined by applying the participant's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Shares held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will furnish participants with a voting interest in a subaccount with proxy voting materials, reports, and voting instruction forms. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See ''Investments of the VAA--Fund shares.''

Distribution of the contracts

We are the distributor and principal underwriter of the contracts. They will be sold by our registered represen- tatives who have been licensed by state insurance departments. The contracts will also be sold by indepen-dent broker-dealers who have been licensed by state insurance departments to represent us and who have selling agreements with us. Included among these broker-dealers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in addition to selling our contracts may also act as a principal underwriter for certain other contracts issued by us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

With respect to a participant under an allocated group contract, within the free-look period after you first receive the certificate, you may cancel it for any reason by delivering or mailing it postage prepaid, to the servicing office at P.O. Box 9740 Portland, Maine 04104. A certificate canceled under this provision will be void. With respect to the fixed side of a contract, we will return contributions. With respect to the VAA, except as explained in the following paragraph, we will return the account value as of the date of receipt of the cancellation, plus any account charge and any premium taxes which had been deducted. No surrender charge will be assessed. A participant who allocates contributions to the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the contribution(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least once every five years.
Restrictions under the Texas Optional Retirement Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1.Termination of employment in all institutions of higher education as defined in Texas law;

2.Retirement; or

3.Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by the 1940 Act or any other applicable law or regulation. We have entered into an agreement with the Delaware Service Company, Inc. Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.


Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933, as amended, for the contracts being offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


We are a member of the Insurance Marketplace Standards Association (''IMSA'') and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.



During 2001, Lincoln Life sold its reinsurance operation to SwissRe. See Note 9 of the statutory-basis financial statements of Lincoln Life for additional information regarding the sale.

Legal proceedings
Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are rountine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

Statement of Additional Information


Table of contents for


Variable Annuity Account Q



             Item                                              Page
             ------------------------------------------------------
             General information and history of Lincoln
               Life                                             B-2
             ------------------------------------------------------
             Special terms                                      B-2
             ------------------------------------------------------
             Services                                           B-2
             ------------------------------------------------------
             Purchase of securities being offered               B-2
             ------------------------------------------------------
             Calculation of Investment results                  B-2
             ------------------------------------------------------
             Annuity payouts                                    B-7
             ------------------------------------------------------
             Determination of accumulation and annuity
               unit value                                       B-7
             ------------------------------------------------------
             Advertising and sales literature                   B-7
             ------------------------------------------------------
             Financial statements                              B-10
             -------------------------------------------------------

             For a free copy of the SAI please see page one of this booklet.




................................................................................
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account Q (Multi-Fund(R)Group).

                                (Please Print)

Name: _________________________ Social Security No.: ________________________

Address: ____________________________________________________________________

City ___________________________  State ________________ Zip ____________

Mail to Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine 04104